COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule Of Available Amounts Under Financing Agreements [Table Text Block]
Issuances through December 31, 2014 and the remaining available amounts under the financing agreement:

	Commitment		Financing
	Fee Shares	Shares Sold	Available
Total under agreement	63,333		$20,000
Issued at execution	(40,000)	26,667
Issued subsequent to execution	(3,120)	173,607	(2,674)
Total activity	(43,120)	200,274	(2,674)
Available for issue at December 31, 2014	20,213		$17,326